Effects of Regulation (Details) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Regulatory Assets
Current Regulatory Assets	$ 88,000,000		$ 65,000,000
Noncurrent Regulatory Assets	5,106,000,000		6,026,000,000
Regulatory Liabilities
Current Regulatory Liabilities	47,000,000		8,000,000
Noncurrent Regulatory Liabilities	3,544,000,000		3,195,000,000
Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	74,906,000		41,105,000
Noncurrent Regulatory Assets	1,435,704,000		1,481,193,000
Regulatory Liabilities
Current Regulatory Liabilities	0		0
Noncurrent Regulatory Liabilities	607,680,000		576,792,000
Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	8,527,000		10,843,000
Noncurrent Regulatory Assets	403,278,000		394,276,000
Regulatory Liabilities
Current Regulatory Liabilities	16,761,000		5,032,000
Noncurrent Regulatory Liabilities	476,471,000		428,571,000
Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,420,966,000		1,370,504,000
Regulatory Liabilities
Current Regulatory Liabilities	14,848,000		0
Noncurrent Regulatory Liabilities	451,071,000		301,124,000
Public Service Co of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets	0		4,313,000
Noncurrent Regulatory Assets	202,328,000		266,545,000
Regulatory Liabilities
Current Regulatory Liabilities	7,945,000		0
Noncurrent Regulatory Liabilities	344,817,000		334,812,000
Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	4,676,000		8,876,000
Noncurrent Regulatory Assets	540,019,000		602,979,000
Regulatory Liabilities
Current Regulatory Liabilities	0		25,000
Noncurrent Regulatory Liabilities	948,292,000		875,202,000
Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,435,000,000		3,129,000,000
Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	607,431,000		576,465,000
Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	380,377,000		375,171,000
Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	446,444,000		296,712,000
Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	336,033,000		328,332,000
Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	948,168,000		874,748,000
Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	109,000,000		66,000,000
Regulatory Liabilities Not Yet Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	249,000		327,000
Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	96,094,000		53,400,000
Regulatory Liabilities Not Yet Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,627,000		4,412,000
Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	8,784,000		6,480,000
Regulatory Liabilities Not Yet Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	124,000		454,000
Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,802,000,000		5,871,000,000
Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,278,144,000		1,393,815,000
Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	394,278,000		390,197,000
Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,340,442,000		1,349,557,000
Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	201,905,000		266,545,000
Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	526,755,000		590,496,000
Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	304,000,000		155,000,000
Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	157,560,000		87,378,000
Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	9,000,000		4,079,000
Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	80,524,000		20,947,000
Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	423,000		0
Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,264,000		12,483,000
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	36,000,000		65,000,000
Remaining Recovery Period, Noncurrent	6
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	21,371,000		25,225,000
Remaining Recovery Period, Noncurrent	6
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	337,000		965,000
Remaining Recovery Period, Noncurrent	1
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,172,000		38,659,000
Remaining Recovery Period, Noncurrent	1
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Storm Related Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	23,000,000		24,000,000
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	27,000,000		35,000,000
Remaining Recovery Period, Noncurrent	6
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,712,000		16,324,000
Remaining Recovery Period, Noncurrent	6
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	400,000		2,556,000
Remaining Recovery Period, Noncurrent	1
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	172,000,000		10,000,000
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	94,458,000		0
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	61,828,000		8,375,000
Storm Related Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Mountaineer Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000,000		14,000,000
Mountaineer Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	14,155,000		14,155,000
Mountaineer Carbon Capture and Storage Product Validation Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	0		0
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	915,000		6,284,000
Remaining Recovery Period, Noncurrent	1
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,000,000		38,000,000
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,143,000		38,192,000
Deferred Wind Power Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	33,000,000		20,000,000
Remaining Recovery Period, Noncurrent	2
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	32,992,000		19,553,000
Remaining Recovery Period, Noncurrent	2
Virginia Transmission Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,000,000		24,000,000
Remaining Recovery Period, Noncurrent	1
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,347,000		23,844,000
Remaining Recovery Period, Noncurrent	1
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	29,000,000		18,000,000
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	29,320,000		17,950,000
Virginia Environmental Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	0		0
Special Rate Mechanism for Century Aluminum [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		13,000,000
Special Rate Mechanism for Century Aluminum [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		12,811,000
Special Rate Mechanism for Century Aluminum [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	0		0
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,000,000		16,000,000
Remaining Recovery Period, Noncurrent	2
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	427,000		4,684,000
Remaining Recovery Period, Noncurrent	1
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	810,000		9,930,000
Remaining Recovery Period, Noncurrent	1
Unrealized Loss on Forward Commitments [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,347,000		1,706,000
Remaining Recovery Period, Noncurrent	1
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	82,000,000		92,000,000
Remaining Recovery Period, Noncurrent	31
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	12,969,000		13,592,000
Remaining Recovery Period, Noncurrent	30
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	9,379,000		10,768,000
Remaining Recovery Period, Noncurrent	31
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,215,000		14,552,000
Remaining Recovery Period, Noncurrent	26
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,923,000		12,538,000
Remaining Recovery Period, Noncurrent	20
Unamortized Loss on Reacquired Debt [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	15,871,000		17,355,000
Remaining Recovery Period, Noncurrent	20
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,000,000		12,000,000
Remaining Recovery Period, Noncurrent	1
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,488,000		11,738,000
Remaining Recovery Period, Noncurrent	1
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000,000		13,000,000
Economic Development Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,213,000		12,572,000
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000,000		10,000,000
Remaining Recovery Period, Noncurrent	44
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Red Rock Generating Facility [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	9,954,000		10,180,000
Remaining Recovery Period, Noncurrent	44
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,353,000,000		1,237,000,000
Remaining Recovery Period, Noncurrent	44
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	525,549,000		512,025,000
Remaining Recovery Period, Noncurrent	26
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	230,220,000		178,826,000
Remaining Recovery Period, Noncurrent	40
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	190,685,000		190,981,000
Remaining Recovery Period, Noncurrent	21
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,785,000		2,923,000
Remaining Recovery Period, Noncurrent	34
Income Taxes, Net [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	222,252,000		188,749,000
Remaining Recovery Period, Noncurrent	36
West Virginia Expanded Net Energy Charge [Member]
Effects of Regulation (Textuals) [Abstract]
Requested Expanded Net Energy Charge Securitization	422,000,000
West Virginia Expanded Net Energy Charge [Member] | Appalachian Power Co [Member]
Effects of Regulation (Textuals) [Abstract]
Requested Expanded Net Energy Charge Securitization	422,000,000
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	273,000,000	[1]	327,000,000	[1]
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	272,783,000	[1]	326,766,000	[1]
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	26,000,000	[1]	32,000,000	[1]
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	25,932,000	[1]	31,979,000	[1]
West Virginia Expanded Net Energy Charge [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Virginia Environmental and Reliability Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	560,000		3,838,000
Remaining Recovery Period, Noncurrent	1
Virginia Environmental and Reliability Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Restructuring Transition Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,000,000		8,000,000
Remaining Recovery Period, Noncurrent	4
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	45,000,000		47,000,000
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	22,663,000		22,645,000
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	7,658,000		8,669,000
Remaining Recovery Period, Noncurrent	5
Postemployment Benefits [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,897,000		9,137,000
Remaining Recovery Period, Noncurrent	5
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	27,000,000		41,000,000
Remaining Recovery Period, Noncurrent	3
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Cook Nuclear Plant Refueling Outage Levelization [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	26,652,000		40,551,000
Remaining Recovery Period, Noncurrent	3
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,000,000		11,000,000
Remaining Recovery Period, Noncurrent	1
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Vegetation Management [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,388,000		11,196,000
Remaining Recovery Period, Noncurrent	1
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	9,000,000		14,000,000
Remaining Recovery Period, Noncurrent	8
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,489,000		10,524,000
Remaining Recovery Period, Noncurrent	5
Asset Retirement Obligation [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	808,000		3,396,000
Remaining Recovery Period, Noncurrent	8
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,000,000		0
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	36,000,000		14,000,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	1,447,000		1,010,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	2,188,000		1,699,000
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	30,000		0
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulatory Assets
Noncurrent Regulatory Assets	423,000		0
Other Regulatory Assets Not Yet Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	786,000		0
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,000,000		15,000,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	31,000,000		38,000,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	847,000		1,163,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	163,000		250,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	151,000		305,000
Other Regulatory Assets Being Recovered [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,886,000		1,394,000
Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	49,000,000		28,000,000
Remaining Recovery Period, Noncurrent	3
Transmission Cost Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	49,391,000		28,404,000
Remaining Recovery Period, Noncurrent	3
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	15,000,000		18,000,000
Remaining Recovery Period, Noncurrent	7
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	4,370,000		5,194,000
Remaining Recovery Period, Noncurrent	7
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	6,594,000		7,836,000
Remaining Recovery Period, Noncurrent	7
Regional Transmission Organization Formation/Integration Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	3,229,000		3,858,000
Remaining Recovery Period, Noncurrent	7
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	12,000,000		8,000,000
Remaining Recovery Period, Noncurrent	1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,467,000		1,284,000
Remaining Recovery Period, Noncurrent	1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	6,248,000		4,394,000
Remaining Recovery Period, Noncurrent	1
Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,608,000		1,387,000
Remaining Recovery Period, Noncurrent	1
Capacity Auction True-Up [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		692,000,000
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,000,000		11,000,000
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Litigation Settlement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	11,098,000		10,803,000
Acquisition of Valley Electric Membership Corporation [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	6,443,000		8,789,000
Remaining Recovery Period, Noncurrent	3
Acquisition of Valley Electric Membership Corporation [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulatory Assets
Noncurrent Regulatory Assets	0		0
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	15,000,000		18,000,000
Remaining Recovery Period, Noncurrent	6
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	10,531,000		12,537,000
Remaining Recovery Period, Noncurrent	6
Deferred Restructuring Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,688,000		4,952,000
Remaining Recovery Period, Noncurrent	3
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	14,000,000		22,000,000
Remaining Recovery Period, Noncurrent	2
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Deferred PJM Fees [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	13,998,000		21,746,000
Remaining Recovery Period, Noncurrent	2
Meter Replacement Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	47,000,000		39,000,000
Remaining Recovery Period, Noncurrent	10
Transmission Agreement Phase-In [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,992,000		1,925,000
Transmission Agreement Phase-In [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	1,287,000		1,335,000
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	2,295,000		2,380,000
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulatory Assets
Noncurrent Regulatory Assets	0		0
Mountaineer Carbon Capture and Storage Commercial Scale Facility [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	1,380,000		1,680,000
River Transportation Division Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
River Transportation Division Expenses [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,576,000		1,899,000
Remaining Recovery Period, Noncurrent	1
Customer Choice Implementation Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Customer Choice Implementation Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,493,000		4,680,000
Remaining Recovery Period, Noncurrent	1
Enhanced Service Reliability Plan [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	557,000		4,454,000
Remaining Recovery Period, Noncurrent	1
Partnership with Ohio Contribution [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	2,405,000		3,400,000
Remaining Recovery Period, Noncurrent	3
Deferral of Major Generation Overhauls [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Deferral of Major Generation Overhauls [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,533,000		6,133,000
Remaining Recovery Period, Noncurrent	5
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,168,000		3,602,000
Remaining Recovery Period, Noncurrent	1
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		216,000
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	4,517,000		0
Rate Case Expense [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Dolet Hills Deferred Fuel [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,048,000		1,886,000
Remaining Recovery Period, Noncurrent	2
Dolet Hills Deferred Fuel [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	86,000,000		56,000,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	74,906,000		41,105,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Southwestern Electric Power Co [Member]
Regulatory Assets
Current Regulatory Assets	8,527,000		10,843,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Public Service Co of Oklahoma [Member]
Regulatory Assets
Current Regulatory Assets	0		4,313,000
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	3,029,000		0
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	519,000,000		521,000,000
Remaining Recovery Period, Noncurrent	6
Deferred Fuel Costs [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	518,595,000		506,607,000
Remaining Recovery Period, Noncurrent	6
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member]
Regulatory Assets
Current Regulatory Assets	2,000,000		9,000,000
Remaining Recovery Period, Current	1
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Appalachian Power Co [Member]
Regulatory Assets
Current Regulatory Assets	0		0
Deferred Fuel Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Current Regulatory Assets	1,647,000		8,876,000
Remaining Recovery Period, Current	1
Distribution Decoupling [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	16,000,000		0
Remaining Recovery Period, Noncurrent	2
Distribution Decoupling [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	16,198,000		0
Remaining Recovery Period, Noncurrent	2
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	66,000,000		0
Remaining Recovery Period, Noncurrent	6
Ohio Capacity Deferral [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	65,818,000		0
Remaining Recovery Period, Noncurrent	6
Dresden Plant Operating Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	8,758,000		0
Dresden Plant Operating Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Ormet Delayed Payment Arrangement [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Not Yet Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	5,453,000		0
Distribution Investment Rider [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,304,000		0
Remaining Recovery Period, Noncurrent	1
Virginia Generation Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	3,469,000		0
Remaining Recovery Period, Noncurrent	1
Virginia Generation Rate Adjustment Clause [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	0		0
Ohio Deferred Asset Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	152,000,000		173,000,000
Remaining Recovery Period, Noncurrent	6
Ohio Deferred Asset Recovery Rider [Member] | Regulatory Assets Currently Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	152,039,000		173,274,000
Remaining Recovery Period, Noncurrent	6
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member]
Regulatory Assets
Noncurrent Regulatory Assets	1,896,000,000		2,308,000,000
Remaining Recovery Period, Noncurrent	12
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Appalachian Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	312,645,000		362,322,000
Remaining Recovery Period, Noncurrent	12
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Southwestern Electric Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	143,226,000		176,587,000
Remaining Recovery Period, Noncurrent	12
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Ohio Power Co [Member]
Regulatory Assets
Noncurrent Regulatory Assets	309,685,000		389,712,000
Remaining Recovery Period, Noncurrent	12
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Public Service Co of Oklahoma [Member]

Regulatory Assets
Noncurrent Regulatory Assets	133,404,000		178,295,000
Remaining Recovery Period, Noncurrent	12
Other Postretirement Benefit Plans [Member] | Pension Costs [Member] | Regulatory Assets Currently Not Earning a Return [Member] | Regulatory Assets Being Recovered [Member] | Indiana Michigan Power Co [Member]

Regulatory Assets
Noncurrent Regulatory Assets	220,797,000		291,392,000
Remaining Recovery Period, Noncurrent	12
Regulatory Liabilities Currently Paying a Return [Member] | Economic Development Rider [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		2,428,000
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,511,000,000	[2]	2,270,000,000	[2]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	552,590,000	[2]	526,885,000	[2]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	362,838,000	[2]	353,067,000	[2]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	416,461,000	[2]	251,100,000	[2]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	280,446,000	[2]	280,491,000	[2]
Regulatory Liabilities Currently Paying a Return [Member] | Asset Removal Costs [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	381,116,000	[2]	362,134,000	[2]
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	23,000,000		27,000,000
Remaining Refund Period, Noncurrent	48
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,823,000		3,231,000
Remaining Refund Period, Noncurrent	48
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	322,000		549,000
Remaining Refund Period, Noncurrent	9
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Advanced Metering Infrastructure Surcharge [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	83,000,000		78,000,000
Remaining Refund Period, Noncurrent	8
Regulatory Liabilities Currently Paying a Return [Member] | Transmission Cost Recovery Rider [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		542,000
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	12,000,000		13,000,000
Remaining Refund Period, Noncurrent	41
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,975,000		3,047,000
Remaining Refund Period, Noncurrent	41
Regulatory Liabilities Currently Paying a Return [Member] | Excess Earnings [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,000,000		5,000,000
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Appalachian Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Indiana Michigan Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		318,000
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,000,000		4,000,000
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	838,000		1,305,000
Regulatory Liabilities Currently Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	96,000,000		53,000,000
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	96,094,000		52,594,000
Regulatory Liabilities Currently Paying a Return [Member] | Louisiana Refundable Construction Financing Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Integrated Gasification Combined Cycle Preconstruction Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Ohio Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	4,411,000		4,196,000
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	25,000,000		5,000,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		0
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	16,761,000		5,032,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Current Regulatory Liabilities	7,945,000		0
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Paying a Return [Member] | Deferred Fuel Costs [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	0		25,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Storm Related Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Storm Related Costs [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,207,000		2,248,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Off-system Sales Margin Sharing [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Off-system Sales Margin Sharing [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	7,611,000		5,892,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Vegetation Management [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	130,000		3,158,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Vegetation Management [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	136,000,000		144,000,000
Remaining Refund Period, Noncurrent	50
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	382,000		1,214,000
Remaining Refund Period, Noncurrent	3
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	12,769,000		13,318,000
Remaining Refund Period, Noncurrent	26
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,321,000		12,944,000
Remaining Refund Period, Noncurrent	12
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	42,345,000		40,310,000
Remaining Refund Period, Noncurrent	36
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Investment Tax Credits [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	48,130,000		52,633,000
Remaining Refund Period, Noncurrent	25
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	436,000,000	[3]	377,000,000	[3]
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Excess Asset Retirement Obligations For Nuclear Decommissioning Liability [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	435,717,000	[3]	377,162,000	[3]
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	46,000,000		41,000,000
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	21,433,000		15,597,000
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Not Paying a Return [Member] | Unrealized Gain on Forward Commitments [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	19,872,000		21,785,000
Remaining Refund Period, Noncurrent	5
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	43,000,000	[3]	43,000,000	[3]
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Spent Nuclear Fuel Liability [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	42,898,000	[3]	42,603,000	[3]
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Transition Charges [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	57,000,000		41,000,000
Remaining Refund Period, Noncurrent	15
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	29,000,000		29,000,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	29,296,000		28,727,000
Remaining Refund Period, Noncurrent	10
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred State Income Tax Coal Credits [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	9,000,000		8,000,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Appalachian Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	249,000		327,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		806,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	216,000		216,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,613,000		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Not Yet Being Paid [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Indiana Michigan Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	124,000		136,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	27,000,000		22,000,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	827,000		1,276,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	1,843,000		1,087,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Other Regulatory Liabilities Being Paid [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	970,000		219,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Costs Related to gridSMART [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,501,000		7,504,000
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Costs Related to gridSMART [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Southwestern Electric Power Co [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Over-recovery of Costs Related to gridSMART [Member] | Regulatory Liabilities Not Yet Being Paid [Member] | Public Service Co of Oklahoma [Member]

Regulatory Liabilities
Noncurrent Regulatory Liabilities	3,964,000		4,232,000
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	31,000,000		40,000,000
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	907,000		811,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	12,596,000		19,124,000
Remaining Refund Period, Noncurrent	2
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,915,000		6,444,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Peak Demand Reduction/Energy Efficiency [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	11,080,000		11,078,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Indiana Clean Coal Technology Rider [Member] | Regulatory Liabilities Being Paid [Member] | Appalachian Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Indiana Clean Coal Technology Rider [Member] | Regulatory Liabilities Being Paid [Member] | Indiana Michigan Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	774,000		1,242,000
Remaining Refund Period, Noncurrent	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Low Income Customers/Economic Recovery [Member] | Regulatory Liabilities Being Paid [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	2,243,000		2,521,000
Remaining Refund Period, Noncurrent	3
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member]
Regulatory Liabilities
Current Regulatory Liabilities	22,000,000		3,000,000
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Deferred Fuel Costs [Member] | Ohio Power Co [Member]
Regulatory Liabilities
Current Regulatory Liabilities	14,848,000		0
Remaining Refund Period, Current	1
Regulatory Liabilities Currently Not Paying a Return [Member] | Base Load Purchase Power Contract [Member] | Regulatory Liabilities Being Paid [Member] | Southwestern Electric Power Co [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	0		0
Regulatory Liabilities Currently Not Paying a Return [Member] | Base Load Purchase Power Contract [Member] | Regulatory Liabilities Being Paid [Member] | Public Service Co of Oklahoma [Member]
Regulatory Liabilities
Noncurrent Regulatory Liabilities	$ 8,484,000		$ 0
Remaining Refund Period, Noncurrent	1

[1]	Request for securitization is pending from the WVPSC to recover $422 million as securitized transition assets from ratepayers over the securitization bond period.
[2]	Relieved as removal costs are incurred.
[3]	Relieved when plant is decommissioned.